EMPLOYEE BENEFIT LIABILITIES	12 Months Ended
Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
EMPLOYEE BENEFIT LIABILITIES	EMPLOYEE BENEFIT LIABILITIES

	As of December 31,
	2024			2023
	Current	Non-current	Total	Current	Non-current	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Employee benefit liabilities
Pension-Defined benefit plans	1,514	5,784	7,298	1,120	5,891	7,011
Long service leave	664	124	788	719	106	825
Total	2,178	5,908	8,086	1,839	5,997	7,836
22(a)    Pension – Defined contribution plans
Our Company has several defined contribution plans covering its employees in Australia, PRC, Singapore, Thailand, and Taiwan. Contributions to the plan are made monthly. Total charges for the years ended December 31, 2024, 2023 and 2022, were $1,304, $1,222, and $1,182, respectively.
22(b)    Pension – Defined benefit plans
The defined benefit liability recognized in the consolidated balance sheet in respect to defined benefit plans is the present value of the defined benefit obligation at the end of the reporting period, together with adjustments for past service costs and actuarial gains or losses. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using future actuarial assumptions about demographic and financial variables that affect the determination of the amount of such benefits.
In determining the appropriate discount rate, management considers the inactive corporate bond trading in Thailand, taken into account the yields on Thai Government Bonds and extrapolated maturity corresponding to the expected duration of the defined benefit obligation.
The mortality rate is based on the most recent mortality investigation on policyholders of life insurance companies in Thailand. Future salary increases and pension increases are based on expected future inflation rates derived from external economic data, together with historical experience of Charoong Thai.
In accordance with the Thailand labor law, Charoong Thai and its subsidiaries are obliged to make payment to retiring employees, at rates of 1 to 13 times of their final month’s salary rate, depending on the length of service. In addition, Charoong Thai also has the extra benefit plan to make payment to qualified retiring employees, at rates of 1 to 26 times of final month's salary. The plan is not funded. Our Company pays to settle the obligations as and when employees retire.
22.    EMPLOYEE BENEFIT LIABILITIES (continued)
22(b)    Pension – Defined benefit plans (continued)
The following tables summaries the components of net benefit expense recognized in the income statement and the funded status and amounts recognized in the consolidated balance sheet for the plan:

	For the year ended December 31,
Net benefit cost	2024	2023	2022
	US$’000	US$’000	US$’000
Current service cost	438	442	447
Past service cost	—	—	48
Interest cost on benefit obligation	178	191	154
Net benefit cost	616	633	649

	For the year ended December 31,
Other comprehensive income	2024	2023	2022
	US$’000	US$’000	US$’000
Actuarial loss / (gain) – experience	79	(195)	(263)
Actuarial (gain) / loss – demographic assumption	—	(89)	74
Actuarial loss / (gain) – financial assumption	311	(1,601)	(543)
Actuarial loss / (gain)	390	(1,885)	(732)

	For the year ended December 31,
Change in the defined obligation	2024	2023	2022
	US$’000	US$’000	US$’000
Defined benefit obligation at January 1	7,011	8,896	9,854
Current service cost	438	442	447
Past service cost	—	—	48
Interest cost on benefit obligation	178	191	154
Benefits paid directly by our Company	(733)	(701)	(653)
Actuarial gain in other comprehensive income	390	(1,885)	(732)
Exchange differences	14	68	(222)
Defined benefit obligation at December 31	7,298	7,011	8,896
22.    EMPLOYEE BENEFIT LIABILITIES (continued)
22(b)    Pension – Defined benefit plans (continued)
Actuarial assumptions
The significant assumptions used in determining the actuarial present value of the defined benefit obligations for the years ended December 31, 2024 and 2023 are as follows:

	2024	2023
	%	%
Discount rate	2.0-4.0	2.4-4.7
Rate of salary increase	3.0~6.5	3.0~6.0
Pre-retirement mortality	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.	* Thailand TMO17 Tables, improving with the rate of 3.0% p.a.
*TMO represented as Thailand Mortality Ordinary Tables
Maturity profile of defined benefit obligation
The following pension benefit payments are expected payments to be made in the future years out of the defined benefit plan obligation:

	As of December 31,
	2024	2023
	US$’000	US$’000
Within the next 12 months (next annual reporting period)	1,475	1,120
Between 2 and 5 years	2,711	2,856
Between 6 and 10 years	2,867	3,037
Total expected payments	7,053	7,013

Weighted average duration of defined benefit obligation	10 ~ 14 years	9 ~ 14 years
Sensitivity analysis
A one-percentage point change in the assumed rates would have yielded the following effects:

	2024	2023
	US$’000	US$’000
Discount rate – 1% increase	(544)	(552)
Discount rate – 1% decrease	474	482
Rate of salary increase – 1% increase	521	483
Rate of salary increase – 1% decrease	(588)	(543)
The sensitivity result above determines their individual impact on the plan’s year-end defined benefit obligation. In reality, the plan is subject to multiple external experience items which may move the defined benefit obligation in similar or opposite directions, while the plan’s sensitivity to such changes can vary over time.
22.    EMPLOYEE BENEFIT LIABILITIES (continued)
22(c)    Long service leave
The liability for long service leave is recognized in the provision for employee benefits and measured as present value of expected future payments to be made in respect of services provided by employees up to the reporting date using the projected unit credit method. Consideration is given to expected future wage and salary levels, experience of employee departures, and periods of service. Expected future payments are discounted using market yields at the reporting date on high quality corporate bond with terms to maturity and currencies that match, as closely as possible, the estimated future cash outflows. As of December 31, 2024 and 2023, the amount of long service leave obligation was $788 and $825, respectively.